Employee benefits - Fair value of plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan, Fair Value of Pension Plan Assets
Real estate funds lock-in period	3 years
Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Total unfunded commitments	$ 108	$ 114
Defined pension benefits
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	6,715	6,355
Defined pension benefits | Equity securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	64	77
Defined pension benefits | Mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	751	748
Defined pension benefits | Emerging market mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	76	96
Defined pension benefits | Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,113	1,157
Defined pension benefits | Government and corporate mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	2,410	2,189
Defined pension benefits | Emerging market bonds - mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	367	315
Defined pension benefits | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,225	1,172
Defined pension benefits | Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	215	57
Defined pension benefits | Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	184	253
Defined pension benefits | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	310	291
Defined pension benefits | Level 1
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	323	322
Defined pension benefits | Level 1 | Equity securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	64	77
Defined pension benefits | Level 1 | Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	160	121
Defined pension benefits | Level 1 | Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	99	124
Defined pension benefits | Level 2
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	4,642	4,513
Defined pension benefits | Level 2 | Mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	751	748
Defined pension benefits | Level 2 | Emerging market mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	76	96
Defined pension benefits | Level 2 | Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	953	1,036
Defined pension benefits | Level 2 | Government and corporate mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	2,410	2,189
Defined pension benefits | Level 2 | Emerging market bonds - mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	367	315
Defined pension benefits | Level 2 | Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	85	129
Defined pension benefits | Level 3
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	275	111
Defined pension benefits | Level 3 | Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	215	57
Defined pension benefits | Level 3 | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	60	54
Defined pension benefits | Not subject to leveling
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,475	1,409
Defined pension benefits | Not subject to leveling | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,225	1,172
Defined pension benefits | Not subject to leveling | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	$ 250	$ 237